Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2010
Deferred tax assets	2,524	2,813
Deferred tax liabilities	3,045	2,906
Deferred tax assets subject to expiration	54
Expiration date	Dec. 31, 2018
Greece
Tax rate on cost				5.42%	5.00%
Effective tax rate	20.00%	20.00%	24.00%
United States
Effective tax rate	54.50%